DEFERRED REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
SUMMARY OF CHANGES IN DEFERRED REVENUE

	September 30,	December 31,
	2021	2020
Balance, beginning of period	$1,518,163	$953,546
Deferral of revenue	2,153,640	2,961,749
Recognition of deferred revenue	(2,026,443)	(2,397,132)
Balance, end of period	$1,645,360	$1,518,163

SUMMARY OF DEFERRED REVENUE
	September 30,	December 31,
	2021	2020
Current	$1,134,535	$1,478,430
Non-current	510,825	39,733
	$1,645,360	$1,518,163

Changes in deferred revenue were as follows:

	December 31,	December 31,
	2020	2019
Balance, beginning of period	$953,546	$28,951
Deferral of revenue	2,961,749	2,418,820
Recognition of deferred revenue	(2,397,132)	(1,494,225)
Balance, end of period	$1,518,163	$953,546

Current	$1,478,430	$728,749
Non-current	39,733	224,797
	$1,518,163	$953,546